Financial risk review - Schedule of Bank's Liquid Assets by Geographical Location (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Total	$ 1,918	$ 1,999
Cash and due from banks
Disclosure of financial assets [line items]
Total	1,819	1,987
FVOCI
Disclosure of financial assets [line items]
Total	99	12
Total
Disclosure of financial assets [line items]
Total	1,918	1,999
United States of America | Cash and due from banks
Disclosure of financial assets [line items]
Total	1,650	1,904
United States of America | FVOCI
Disclosure of financial assets [line items]
Total	0	0
United States of America | Total
Disclosure of financial assets [line items]
Total	1,650	1,904
Other O.E.C.D countries | Cash and due from banks
Disclosure of financial assets [line items]
Total	41	0
Other O.E.C.D countries | FVOCI
Disclosure of financial assets [line items]
Total	0	0
Other O.E.C.D countries | Total
Disclosure of financial assets [line items]
Total	41	0
Latin America | Cash and due from banks
Disclosure of financial assets [line items]
Total	3	7
Latin America | FVOCI
Disclosure of financial assets [line items]
Total	0	0
Latin America | Total
Disclosure of financial assets [line items]
Total	3	7
Other countries | Cash and due from banks
Disclosure of financial assets [line items]
Total	0	1
Other countries | FVOCI
Disclosure of financial assets [line items]
Total	0	0
Other countries | Total
Disclosure of financial assets [line items]
Total	0	1
Multilateral | Cash and due from banks
Disclosure of financial assets [line items]
Total	125	75
Multilateral | FVOCI
Disclosure of financial assets [line items]
Total	99	12
Multilateral | Total
Disclosure of financial assets [line items]
Total	$ 224	$ 87